Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Level 2	Level 3	Total

Cash	$—	$—	$—	$—
Investments:
Interest-bearing cash	21,270,550	—	—	21,270,550
Cintas Corporation common stock	1,595,831,272	—	—	1,595,831,272
Mutual funds	1,025,877,122	—	—	1,025,877,122
Common collective trusts	1,500,040,135	—	—	1,500,040,135
Total assets at fair value	$4,143,019,079	$—	$—	$4,143,019,079

	2024
	Level 1	Level 2	Level 3	Total

Cash	$602,041	$—	$—	$602,041
Investments:
Interest-bearing cash	22,290,701	—	—	22,290,701
Cintas Corporation common stock	1,647,839,447	—	—	1,647,839,447
Mutual funds	896,154,669	—	—	896,154,669
Common collective trusts	1,224,657,155	—	—	1,224,657,155
Total assets at fair value	$3,791,544,013	$—	$—	$3,791,544,013